Note 7 - Capital Stock and Reserves - Summary of Warrant Transactions (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares	Mar. 31, 2024 $ / shares $ / shares shares	Mar. 31, 2023 $ / shares shares	Dec. 31, 2024 $ / shares	Mar. 31, 2024 $ / shares
Unit warrants expiring August 24, 2028 [member]
Statement Line Items [Line Items]
warrants, exercise price (in dollars per share) | $ / shares					$ 6.25	$ 6.25
Balances, number of warrants (in shares)	800,000	0	0
Issued, number of warrants (in shares)	0	800,000	800,000
Exercised, number of warrants (in shares)	0	0	0
Cancelled, number of warrants (in shares)	0	0	0
Balances, number of warrants (in shares)	800,000	800,000	800,000	0
August 21, 2028 (in shares)	0	(800,000)	(800,000)
Unit warrants expiring December 2, 2023 [member]
Statement Line Items [Line Items]
warrants, exercise price (in dollars per share) | $ / shares		$ 6.5	$ 6.5
Balances, number of warrants (in shares)	0	24,000	24,000
Issued, number of warrants (in shares)		0	0
Exercised, number of warrants (in shares)		0	0
Cancelled, number of warrants (in shares)		(24,000)	(24,000)
Balances, number of warrants (in shares)		0	0	24,000
August 21, 2028 (in shares)		0	0
Agent warrants expiring July 19, 2024 [member]
Statement Line Items [Line Items]
warrants, exercise price (in dollars per share) | $ / shares	$ 10
Balances, number of warrants (in shares)	5,765
Issued, number of warrants (in shares)	0
Exercised, number of warrants (in shares)	0
Cancelled, number of warrants (in shares)	(5,765)
Balances, number of warrants (in shares)	0	5,765	5,765
August 21, 2028 (in shares)	0
Agent warrants expiring August 19, 2024 [member]
Statement Line Items [Line Items]
warrants, exercise price (in dollars per share) | $ / shares		$ 10	$ 10
Balances, number of warrants (in shares)	5,765	5,765	5,765
Issued, number of warrants (in shares)		0	0
Exercised, number of warrants (in shares)		0	0
Cancelled, number of warrants (in shares)		0	0
Balances, number of warrants (in shares)		5,765	5,765	5,765
August 21, 2028 (in shares)		0	0
Unit warrants expiring March 13, 2026 [member]
Statement Line Items [Line Items]
warrants, exercise price (in dollars per share) | $ / shares	$ 4	$ 4	$ 4
Balances, number of warrants (in shares)	341,592	0	0
Issued, number of warrants (in shares)	0	341,592	341,592
Exercised, number of warrants (in shares)	0	0	0
Cancelled, number of warrants (in shares)	0	0	0
Balances, number of warrants (in shares)	341,592	341,592	341,592	0
August 21, 2028 (in shares)	0	(341,592)	(341,592)
Agent warrants expiring March 13, 2026 [member]
Statement Line Items [Line Items]
warrants, exercise price (in dollars per share) | $ / shares	$ 3.4	$ 3.4	$ 3.4
Balances, number of warrants (in shares)	3,274	0	0
Issued, number of warrants (in shares)	0	3,274	3,274
Exercised, number of warrants (in shares)	0	0	0
Cancelled, number of warrants (in shares)	0	0	0
Balances, number of warrants (in shares)	3,274	3,274	3,274	0
August 21, 2028 (in shares)	0	(3,274)	(3,274)
Unit warrants expiring April 29, 2026 [member]
Statement Line Items [Line Items]
warrants, exercise price (in dollars per share) | $ / shares	$ 4
Balances, number of warrants (in shares)	0
Issued, number of warrants (in shares)	247,471
Exercised, number of warrants (in shares)	0
Cancelled, number of warrants (in shares)	0
Balances, number of warrants (in shares)	247,471	0	0
August 21, 2028 (in shares)	(247,471)
Agent warrants expiring April 29, 2026 [member]
Statement Line Items [Line Items]
warrants, exercise price (in dollars per share) | $ / shares	$ 3.4
Balances, number of warrants (in shares)	0
Issued, number of warrants (in shares)	51
Exercised, number of warrants (in shares)	0
Cancelled, number of warrants (in shares)	0
Balances, number of warrants (in shares)	51	0	0
August 21, 2028 (in shares)	(51)
Agent warrants expiring August 21, 2028 [member]
Statement Line Items [Line Items]
warrants, exercise price (in dollars per share) | (per share)		$ 6.25	$ 6.25		$ 6.25
Balances, number of warrants (in shares)	40,000	0	0
Issued, number of warrants (in shares)	0	40,000	40,000
Exercised, number of warrants (in shares)	0	0	0
Cancelled, number of warrants (in shares)	0	0	0
Balances, number of warrants (in shares)	40,000	40,000	40,000	0
August 21, 2028 (in shares)	0	(40,000)	(40,000)
Warrants expiring November 14, 2026 [member]
Statement Line Items [Line Items]
warrants, exercise price (in dollars per share) | $ / shares	$ 4
Balances, number of warrants (in shares)	0
Issued, number of warrants (in shares)	640,500
Exercised, number of warrants (in shares)	0
Cancelled, number of warrants (in shares)	0
Balances, number of warrants (in shares)	640,500	0	0
August 21, 2028 (in shares)	(640,500)
Agent warrants expiring November 14, 2026 [member]
Statement Line Items [Line Items]
warrants, exercise price (in dollars per share) | $ / shares	$ 3
Balances, number of warrants (in shares)	0
Issued, number of warrants (in shares)	162,730
Exercised, number of warrants (in shares)	0
Cancelled, number of warrants (in shares)	0
Balances, number of warrants (in shares)	162,730	0	0
August 21, 2028 (in shares)	(162,730)
Unit warrants [member]
Statement Line Items [Line Items]
Balances, number of warrants (in shares)	1,141,592	24,000	24,000
Issued, number of warrants (in shares)	3,292,971	1,141,592	1,141,592
Exercised, number of warrants (in shares)	0	0	0
Cancelled, number of warrants (in shares)	0	(24,000)	(24,000)
Balances, number of warrants (in shares)	4,434,563	1,141,592	1,141,592	24,000
Balances, warrants, weighted average exercise price (in CAD per share) | $ / shares	$ 5.58	$ 6.5
Issued, warrants, weighted average exercise price (in CAD per share) | (per share)	4		$ 5.58
Exercised, warrants, weighted average exercise price (in CAD per share) | $ / shares	0	0
Cancelled, warrants, weighted average exercise price (in CAD per share) | $ / shares	0	6.5	$ 6.5
Balances, warrants, weighted average exercise price (in CAD per share) | $ / shares	$ 4.41	$ 5.58		$ 6.5
Weighted average remaining life (years) (Year)	2 years 3 months 14 days	3 years 8 months 1 day	3 years 8 months 1 day	8 months 1 day
August 21, 2028 (in shares)	(3,292,971)	(1,141,592)	(1,141,592)
Agent warrants [member]
Statement Line Items [Line Items]
Balances, number of warrants (in shares)	49,039	5,765	5,765
Issued, number of warrants (in shares)	162,781	43,274	43,274
Exercised, number of warrants (in shares)	0	0	0
Cancelled, number of warrants (in shares)	0	0	0
Balances, number of warrants (in shares)	206,055	49,039	49,039	5,765
Balances, warrants, weighted average exercise price (in CAD per share) | $ / shares	$ 6.5	$ 10
Issued, warrants, weighted average exercise price (in CAD per share) | $ / shares	3
Exercised, warrants, weighted average exercise price (in CAD per share) | $ / shares	0	0
Cancelled, warrants, weighted average exercise price (in CAD per share) | $ / shares	0	0	$ 0
Balances, warrants, weighted average exercise price (in CAD per share) | $ / shares	$ 364	$ 6.5		$ 10
Weighted average remaining life (years) (Year)	2 years 2 months 12 days	2 years 11 months 8 days	2 years 11 months 8 days
August 21, 2028 (in shares)	(162,781)	(43,274)	(43,274)
Warrants expiring November 14, 2026 2 [member]
Statement Line Items [Line Items]
warrants, exercise price (in dollars per share) | $ / shares	$ 4
Balances, number of warrants (in shares)	0
Issued, number of warrants (in shares)	832,500
Exercised, number of warrants (in shares)	0
Cancelled, number of warrants (in shares)	0
Balances, number of warrants (in shares)	832,500	0	0
August 21, 2028 (in shares)	(832,500)
Warrants expiring November 14, 2026 3 [member]
Statement Line Items [Line Items]
warrants, exercise price (in dollars per share) | $ / shares	$ 4
Balances, number of warrants (in shares)	0
Issued, number of warrants (in shares)	1,022,500
Exercised, number of warrants (in shares)	0
Cancelled, number of warrants (in shares)	0
Balances, number of warrants (in shares)	1,022,500	0	0
August 21, 2028 (in shares)	(1,022,500)
Warrants expiring November 14, 2026 4 [member]
Statement Line Items [Line Items]
warrants, exercise price (in dollars per share) | $ / shares	$ 4
Balances, number of warrants (in shares)	0
Issued, number of warrants (in shares)	550,000
Exercised, number of warrants (in shares)	0
Cancelled, number of warrants (in shares)	0
Balances, number of warrants (in shares)	550,000	0	0
August 21, 2028 (in shares)	(550,000)